Events after the reporting period	12 Months Ended
Dec. 31, 2022
Disclosure of non-adjusting events after reporting period [abstract]
Events after the reporting period
34 Events after the reporting period

  Financings raised by the subsidiary Cia Ultragaz S.A.

On January 19, 2023, the subsidiary Companhia Ultragaz S.A. raised foreign financing  (without financial covenants) in the amount of JPY 12,564,392 (equivalent to R$ 500,000 at the time of the transaction), with financial charges of 1.3125% p.a. and maturity on March 19, 2025. The subsidiary contracted hedging instruments for the interest rate in Japanese yen and the exchange variation, changing financial charges to 109.40% of the DI.

On March 30, 2023, the subsidiary Companhia Ultragaz S.A. raised foreign financing  (without financial covenants)  in the amount of USD 100,000 (equivalent to R$ 508,040 at the time of the transaction), with financial charges of USD + 4.5815% p.a. and maturity on July 30, 2024. The subsidiary Companhia Ultragaz S.A. contracted hedging instruments for the interest rate in Dollars and the exchange variation, changing financial charges to 110.90% of the DI.

b.  Conclusion (“closing”) of an agreement for the acquisition of NEOgás by Ultragaz.

On November 21, 2022, Ultrapar through its subsidiary Companhia Ultragaz S.A (“Ultragaz”), signed an agreement for the acquisition of all shares of NEOgás do Brasil Gás Natural Comprimido S.A. ("NEOgás"). The transaction was closed on February 1, 2023 after the approval of Administrative Council for Economic Defense (CADE). The acquisition value is R$ 165 million, subject to customary working capital and net debt adjustments. This acquisition marks Ultragaz's entry into the compressed natural gas distribution segment and, in addition, NEOgás is an ideal platform to enable biomethane distribution opportunities. This transaction reinforces Ultragaz’s strategy of expanding its offering of energy solutions to its industrial customers, making use of its capillarity, commercial strength and brand.

c.  Brazilian Federal Supreme Court (“STF”)  decision of stare decisis on taxes paid

On February 8, 2023, the Brazilian Federal Supreme Court (“STF” or the “Court”) concluded its judgment on the effects of stare decisis on taxes paid on a continuous basis and declared that judicial decisions entered in decentralized constitutional control proceedings shall be immediately vacated when a new contrary judgment is entered by the Court in a direct constitutional control proceeding or in a proceeding with general repercussion. The STF’s decision also rejected to apply any modulation on the effects of its judgment and determined that any outstanding taxes shall be payable, provided that the applicable statutes of limitations are duly observed.

The Company and its subsidiaries assessed the impacts of said judgment and concluded that no relevant impact on the financial statements or use of proceeds in the relevant period shall result from said decision.

d.  Issuance of Extrafarma subscription bonus shares

On February 15, 2023, the Company’s Board of Directors confirmed the issuance of 31,211 common shares. Such issuance occurred within the limits of the authorized capital asset forth in Art. 6 of the Company's Bylaws and was made due to the partial exercise of the rights conferred by the subscription warrants (see Note 24) which were issued by the Company in connection with the acquisition of Extrafarma in 2014. As the date of this annual report, considering the issuance of such shares, the share capital of the Company is represented by 1,115,204,291 common shares, all of which are registered and with no par value.

e.  Funding of a bank credit bill by Ipiranga

On March 30, 2023, Ipiranga raised a Bank Credit Bill (without financial covenants) in the amount of R$500 million, with financial charges of 109.40% of the DI and rate renegotiation in April 2024, with maturity on April 02, 2025.

f. Acquisition of 50% stake in Opla by Ultracargo

On April 19, 2023, Ultracargo signed an agreement for the acquisition of a 50% stake in Opla, held by Copersucar S.A. The value of the transaction is R$237.5 million, subject to customary working capital and net debt adjustments. As of the date of this annual report, the transaction was still subject to approval by the CADE.

Opla, which was founded in 2017, is the largest independent terminal of ethanol in Brazil. Located in Paulínia (state of São Paulo), it has an installed tank capacity of 180 thousand m3 and offers integrated storage and logistics solutions through railways, pipelines and road transportation. It is jointly controlled by BP Biofuels Brazil Investments Ltd. (“BP”) and Copersucar, both with 50% stake. With the approval of the acquisition, Ultracargo and BP will be co-controllers of Opla.

The acquisition of this stake in Opla marks Ultracargo's entry into the inland liquid bulk storage and logistics segment, integrated with port terminals, in line with its growth plan. Opla is a strategic asset in the ethanol and derivatives distribution chain, with high growth potential and value creation by opening the terminal to third parties and relevant productivity gains in the use of the asset.